Financial Instruments - Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) - Teekay Tankers [Member] - Time-charter Swap [Member] - Level 3 [Member] - USD ($)
$ in Thousands
	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 0	$ 0
Settlements	(126)	(126)
Realized and unrealized gain	1,471	1,471
Fair value at the end of the period	$ 1,345	$ 1,345